CERTBSE

Ck
1361340

BOSTON
STOCK EXCHANGE

RECD S.E.C.

FEB 1 2,2007

07043675

**Via Fax & Mail: (202) 777-1030**

February 12, 2007

Mr. Brian Johnson, Branch Chief
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

1-33304

**RE: SEC Certification**

Dear Mr. Johnson:

We submit herewith, in duplicate, a Certification of the Boston Stock Exchange, Inc., relative to listing and permanent registration pursuant to the Commission's Rule 12dl-1 for the following security:

**Converted Organics, Inc.**
**Common Stock – $0.0001 Par Value**
**Class A Warrants to purchase one share of Common Stock**
**Class B Warrants to purchase on shares of Common Stock**
**Units consisting of one share of Common Stock, one Class A warrant and one Class B Warrant**

As it is proposed that trading may commence as soon as possible, acceleration of registration under Rule 12d1-2 is hereby requested.

Your acknowledgment on the duplicate of this letter would be appreciated.

PROCESSED
FEB 1 6 2007
THOMSON
FINANCIAL

Very truly yours,

Anthony K. Stankiewicz, Esq.
Vice President, Listings

Encl.

cc: Division of Market Regulation

Edward J. Gildea
President and CEO
Converted Organics, Inc.
7A Commercial Wharf West
Boston, MA 02110

Jason H. Barker
Holland & Knight LLP Fax No.: (503) 241-8014

h:\Lisa's Listings & Membership Files\SEC Certs\Handheld Ent. Aug. 2006.doc

**CERTIFICATE OF THE BOSTON STOCK EXCHANGE RELATIVE TO LISTING AND PERMANENT REGISTRATION -PURSUANT TO RULE X-12D1-1**

Securities and Exchange Commission
Washington, D.C.

The Governing Committee of the Boston
Stock Exchange hereby certifies that on **February 12, 2007**
it received from

**Converted Organics, Inc.**

FILE NO. 001-33304
FORM 8-A

what purports to be the application for permanent registration of the following securities on this Exchange:

| Title of Security | Issued | Unissued |
|---|---|---|
| Common Stock - $0.0001 Par Value | 1,333,333 | 10,409,000 |
| Non-Redeemable Class A Warrants – N/A Par Value | 0 | 2,803,000 |
| Non-Redeemable Class B Warrants – N/A Par Value | 0 | 2,803,000 |
| Units – N/A Par Value | 0 | 2,803,000 |

that it has received the following amendments on the dates stated: **Form 8-A**

**February 12, 2007**

The Governing Committee of the Boston Stock Exchange further certifies that it has approved the above-mentioned issued securities for listing and registration, and that it has approved the above-mentioned unissued securities for addition to the list upon notice of issuance.

GOVERNING COMMITTEE
BOSTON STOCK EXCHANGE

Anthony K. Stankiewicz, Esq.
Vice President, Listings

February 12, 2007
Date

*END*

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